Financial Risk Management (Details Narrative) (Bendon Limited) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2018
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Description of foreign exchange rate	It assumes a 10% change of the New Zealand Dollar / Australian Dollar exchange rate for the year ended 31 January 2018 (31 January 2017: 10%, 30 June 2016: 10%, 30 June 2015: 10%). A 10% change is considered for the New Zealand Dollar / US Dollar exchange rate (31 January 2017: 10%, 30 June 2016: 10%, 30 June 2015: 10%). A 10% change is considered for the New Zealand Dollar / GB Pound exchange rate (31 January 2017: 10%, 30 June 2016: 10%, 30 June 2015: 10%). A 10% change is considered for the New Zealand Dollar / Euro exchange rate (31 January 2017: 10%, 30 June 2016: 10%, 30 June 2015: 10%). All of these percentages have been determined based on the average market volatility in exchange rates in the previous 12 months.
AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.9073
USD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.7335
GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.5183
EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	0.5913
HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Closing foreign exchange rate	5.7368